Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Nymox Pharmaceutical Corporation
Entity Central Index Key	0001018735
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity File Number	001-12033
Entity Address Postal Zip Code	20549